Leases (Details) - Schedule of Future Maturity of Lease Liabilities	Sep. 30, 2023 USD ($)
Schedule of The Future Maturity of Lease Liabilities [Abstract]
2023	$ 85,732
2024	85,732
2026	30,108
Total undiscounted cash flows	201,572
Less: imputed interest	1,188
Present value of lease liabilities	200,384
Less: current portion	99,055
Non-current lease liabilities	$ 101,329